As filed with the Securities and Exchange Commission on March 1, 2001

                                               Securities Act File No. 333-69517
                                    Investment Company Act File Act No. 811-0169
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             |X|
            PRE-EFFECTIVE AMENDMENT NO.                                   |_|

            POST-EFFECTIVE AMENDMENT NO. 6                                |X|

                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |X|
            AMENDMENT NO. 7

                        (Check appropriate box or boxes)


                  SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)

                              The SunAmerica Center
                                733 Third Avenue
                               New York, NY 10017
                (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                              Robert M. Zakem, Esq.
                    Senior Vice President and General Counsel
                        SunAmerica Asset Management Corp.
                              The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                             New York, NY 10017-3204
                    (Name and Address for Agent for Service)

                                    Copy to:
                             Margery K. Neale, Esq.
                      Swidler Berlin Shereff Friedman, LLP
                              The Chrysler Building
                              405 Lexington Avenue
                               New York, NY 10174

 Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.


It is proposed that this filing will become effective (check appropriate box)
       |X| immediately upon filing pursuant to paragraph(b)
       |_| on (date) pursuant to paragraph(b)
       |_| 60 days after filing pursuant to paragraph(a)(1)
       |_| on (date) pursuant to paragraph(a)(1)
       |_| 75 days after filing pursuant to paragraph(a)(2)
       |_| on (date) pursuant to paragraph(a)(2) of Rule 485.


If appropriate, check the following box:
       |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C of the Registration Statement (including signature page).

Parts A and B are incorporated by reference to Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-69517) filed February 28, 2001.

This amendment is being filed solely to file the following Exhibits:

(i) Opinion and Consent of Counsel; and

(j) Consent of PricewatrhouseCoopers LLP, independent auditors for the Registrant.

                                     PART C

                                OTHER INFORMATION

 Item 23: Exhibits.

         (a) (1) Articles of Incorporation of Registrant. Incorporated by reference to Exhibit (a) to the Registrant's initial Registration Statement on Form N-1A, filed on December 22, 1998.

                  (2) Articles Supplementary dated June 7, 2000.***
         (b)      By-Laws of Registrant.*

         (c) Instruments Defining Rights of Shareholders. Incorporated by reference to Exhibits (a) and (b) above.
         (d) (1) Investment Advisory and Management Agreement between the Registrant and SunAmerica Asset Management Corp. ("SAAMCo").**
                  (2) Subadvisory Agreement between the Registrant and J.P. Morgan Investment Management, Inc. ("J.P. Morgan")*
         (e) (1) Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc.*
                  (2) [Form of] Selling Agreement*
         (f)      Disinterested Directors Retirement Plan*
         (g) Custodian Contract between the Registrant and State Street Bank and Trust Company.*
         (h) (1) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.*
                  (2) Service Agreement between the Registrant and SunAmerica Fund Services, Inc.*
         (i)      Opinion and Consent of Counsel. Filed herewith.
         (j) Consent of PricewaterhouseCoopers LLP, independent auditors for the Registrant. Filed herewith.
         (k)      Not Applicable
         (l)      Not Applicable
         (m)      (1) Distribution Plan pursuant to Rule 12b-1 (Class A
                  Shares).**
                  (2) Distribution Plan pursuant to Rule 12b-1 (Class B
                  Shares).**
                  (3) Distribution Plan pursuant to Rule 12b-1 (Class II Shares).**
         (n)      Not applicable.
         (o)      (1) Rule 18f-3 Plan.*
                  (2) Power of Attorney*
         (p) (1) Code of Ethics of SAAMCo. Incorporated by reference to Exhibit (p) to the Registrant's Post-Effective Amendment #3 to Registration Statement on Form N-1A (File No. 333-69517), filed on March 31, 2000.

                  (2) Code of Ethics of J.P.  Morgan.***

----------------------
* Incorporated herein by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment #1 to Registration Statement on Form N-1A (File No. 333-69517), filed on February 26, 1999.

** Incorporated herein by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment #4 to Registration Statement on Form N-1A (File No. 333-69517), filed on June 14, 2000.

*** Incorporated herein by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment #5 to Registration Statement on Form N-1A (File No. 333-69517), filed on February 28, 2001.

Item 24.  Persons Controlled by or Under Common Control with Registrant

         There are no persons controlled by or under common control with Registrant.

Item 25.  Indemnification

         Article VII of the Registrant's By-Laws relating to the indemnification of officers and trustees is quoted below:

                                   ARTICLE VII

                                 INDEMNIFICATION

         SECTION 7.01. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than a proceeding by or in the right of the Corporation in which such person shall have been adjudged to be liable to the Corporation), by reason of being or having been a director or officer of the Corporation, or serving or having served at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another entity in which the Corporation has an interest as a shareholder, creditor or otherwise (a "Covered Person"), against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable expenses (including attorney's fees) actually incurred by the Covered Person in connection with such action, suit or proceeding, except (i) liability in connection with any proceeding in which it is determined that (A) the act or omission of the Covered Person was material to the matter giving rise to the proceeding, and was committed in bad faith or was the result of active and deliberate dishonesty, or (B) the Covered Person actually received an improper personal benefit in money, property or services, or (C) in the case of any criminal proceeding, the Covered Person had reasonable cause to believe that the act or omission was unlawful, and (ii) liability to the Corporation or its security holders to which the Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (any or all of the conduct referred to in clauses (i) and (ii) being hereinafter referred to as "Disabling Conduct").

         SECTION 7.02. PROCEDURE FOR INDEMNIFICATION. Any indemnification under
Section 7.01 shall (unless ordered by a court) be made by the Corporation only as authorized for a specific proceeding by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of the proceeding against the Covered Person for insufficiency of evidence of any Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, by a majority of a quorum of the directors who are neither "interested persons" of the Corporation as defined in the Investment Company Act nor parties to the proceeding ("Disinterested, Non-party Directors"), or an independent legal counsel in a written opinion, that the Covered Person was not liable by reason of Disabling Conduct. The termination of any proceeding by judgment, order or settlement shall not create a presumption that the Covered Person did not meet the required standard of conduct; the termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, shall create a rebuttable presumption that the Covered Person did not meet the required standard of conduct. Any determination pursuant to this Section 7.02 shall not prevent recovery from any Covered Person of any amount paid to him in accordance with this By-Law as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to be liable by reason of Disabling Conduct.

         SECTION 7.03. ADVANCE PAYMENT OF EXPENSES. Reasonable expenses (including attorney's fees) incurred by a Covered Person may be paid or reimbursed by the Corporation in advance of the final disposition of an action, suit or proceeding upon receipt by the Corporation of (i) a written affirmation by the Covered Person of his good faith belief that the standard of conduct necessary for indemnification under this By-Law has been met and (ii) a written undertaking by or on behalf of the Covered Person to repay the amount if it is ultimately determined that such standard of conduct has not been met, so long as either (A) the Covered Person has provided a security for his undertaking, (B) the Corporation is insured against losses arising by reason of any lawful advances, or (C) a majority of a quorum of the Disinterested, Non-party Directors, or an independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         SECTION 7.04. EXCLUSIVITY, ETC. The indemnification and advance of expenses provided by this By-Law shall not be deemed exclusive of any other rights to which a Covered Person seeking indemnification or advance of expenses may be entitled under any law (common or statutory), or any agreement, vote of stockholders or disinterested directors, or other provision that is consistent with law, both as to action in an official capacity and as to action in another capacity while holding office or while employed by or acting as agent for the Corporation, shall continue in respect of all events occurring while the Covered Person was a director or officer after such Covered Person has ceased to be a director or officer, and shall inure to the benefit of the estate, heirs, executors and administrators of such Covered Person. All rights to indemnification and advance of expenses under the charter and hereunder shall be deemed to be a contract between the Corporation and each director or officer of the Corporation who serves or served in such capacity at any time while this By-Law is in effect. Nothing herein shall prevent the amendment of this By-Law, provided that no such amendment shall diminish the rights of any Covered Person hereunder with respect to events occurring or claims made before its adoption or as to claims made after its adoption in respect of events occurring before its adoption. Any repeal or modification of this By-Law shall not in any way diminish any rights to indemnification or advance of expenses of a Covered Person or the obligations of the Corporation arising hereunder with respect to events occurring, or claims made, while this By-Law or any provision hereof is in force.

         SECTION 7.05. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such; PROVIDED, HOWEVER, that the Corporation shall not purchase insurance to indemnify any Covered Person against liability for Disabling Conduct.

         SECTION 7.06. SEVERABILITY: DEFINITIONS. The invalidity or unenforceability of any provision of this Article VII shall not affect the validity or enforceability of any other provision hereof. The phrase "this By-Law" in this Article VII means this Article VII in its entirety.

                           * * * * * * * * * * * * * *

Section 8 of the Articles of Incorporation provide as follows:

         (5) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force (as limited by the Investment Company Act), including the advance of expenses under the procedures and to the full extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contract implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the Charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

         (6) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted (as limited by the Investment Company Act), no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages. No amendment of the Charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

         The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties ("disabling conduct") on the part of the Investment Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser, the Investment Adviser shall not be subject to liability to the Corporation or to any shareholder of the Corporation for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake or law or for any loss suffered by any of them in connection with the matters to which the Investment Advisory Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such disabling conduct, the Corporation shall indemnify the Investment Adviser (and its officers, directors, partners, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser) from any liability arising from the Investment Adviser's conduct under the Investment Advisory Agreement.

Item 26. Business and other Connections of Investment Adviser

         Information concerning the business and other connections of SAAMCo is incorporated herein by reference to SAAMCo's Form ADV (File No. 801-19813), which is currently on file with the Securities and Exchange Commission.
Reference is also made to the caption "Fund Management" in the Prospectus constituting Part A of the Registration Statement and "Manager, Adviser, Personal Trading, Distributor and Administrator" and "Directors and Officers" constituting Part B of the Registration Statement.

         J.P. Morgan is primarily engaged in the business of rendering investment advisory services. Reference is made to the recent Form ADV (File No. 801-21011), which is currently on file with the Securities and Exchange Commission for a description of the names and employment of the directors and officers, and other required information.

Item 27. Principal Underwriters

         (a) The principal underwriter of the Registrant also acts as principal underwriter for:

         Brazos Mutual Funds
         SunAmerica Equity Funds
         SunAmerica Income Funds
         SunAmerica Money Market Funds, Inc.
         SunAmerica Style Select Series, Inc.

         (b) The following persons are the officers and directors of SunAmerica Capital Services, Inc., the principal underwriter of Registrant's
         Shares:


Name and Principal
Business Address                 Position With Underwriter             Position With the Registrant
------------------               -------------------------             ----------------------------
Peter A. Harbeck                 Director                              President
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204

J. Steven Neamtz                 Chief Executive Officer               Vice President
The SunAmerica Center            and Director
733 Third Avenue
New York, NY 10017-3204

Robert M. Zakem                  Executive Vice President, General     Director, Secretary and Chief
The SunAmerica Center            Counsel and Director                  Compliance Officer
733 Third Avenue
New York, NY 10017-3204

Name and Principal
Business Address                 Position With Underwriter             Position With the Registrant
------------------               -------------------------             ----------------------------
Debbie Potash-Turner             Chief Financial Officer               None
The SunAmerica Center            and Controller
733 Third Avenue
New York, NY 10017-3204

(c) Inapplicable.

Item 28.  Location of Accounts and Records

State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171, and its affiliate, National Financial Data Services, P.O. Box 419572, Kansas City, MO 64141-6572, serve as custodian and as Transfer Agent for the Funds and in those capacities maintain certain financial and accounting books and records pursuant to agreements with the Corporation.

SAAMCo is located at 733 Third Avenue, New York, New York 10017. It maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

J.P. Morgan is located at 60 Wall Street, New York, New York 10260. It maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 1st day of March, 2001.


                        SunAmerica Strategic Investment Series, Inc.

                        By: /s/ PETER E. PISAPIA
                           ---------------------------------------------
                           Peter E. Pisapia
                           Vice President and Assistant Secretary

         Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


              *                     Treasurer
---------------------------------   (Principal Financial and Accounting Officer)
Peter C. Sutton

              *                     Director
----------------------------------
S. James Coppersmith

              *                     Director
----------------------------------
Samuel M. Eisenstat

              *                     President and Director (Principal and
----------------------------------  Executive Officer)
Peter A. Harbeck

              *                     Director
----------------------------------
Stephen J. Gutman

              *                     Director
----------------------------------
Sebastiano Sterpa

BY: /s/ PETER E. PISAPIA                                                        March 1, 2001
------------------------
       Peter E. Pisapia
       Attorney-in-Fact

                                INDEX TO EXHIBITS

EXHIBIT NUMBER    DESCRIPTION



    (i)           Opinion and Consent of Counsel

    (j) Consent of PricewaterhouseCoopers LLP, independent auditors for the Registrant